UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08788

Templeton Russia and East European Fund, Inc.

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

 (Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  (954) 527-7500

Date of fiscal year end:   03/31

Date of reporting period:  6/30/14

Item 1. Schedule of Investments.

Templeton Russia and East European Fund, Inc.

Statement of Investments, June 30, 2014 (unaudited)

	Country	Shares	Value
Common Stocks 95.4%
Airlines 1.4%
Aeroflot - Russian Airlines OJSC	Russia	775,700	$1,288,082
Banks 14.1%
Akbank TAS	Turkey	199,000	731,507
Sberbank of Russia	Russia	3,460,833	8,605,516
[a,b]TBC Bank JSC, GDR, 144A	Georgia	100,000	1,415,000
Turkiye Halk Bankasi AS	Turkey	266,720	2,001,155
			12,753,178
Construction & Engineering 0.9%
[a]Tekfen Holding AS	Turkey	344,600	829,304
Construction Materials 0.2%
Cimsa Cimento Sanayi ve Ticaret AS	Turkey	27,159	175,575
Energy Equipment & Services 5.4%
[c]Eurasia Drilling Co. Ltd., GDR, Reg S	Russia	118,721	3,739,712
[a,c]IG Seismic Services PLC, GDR, Reg S	Russia	15,672	438,816
[c]TMK OAO, GDR, Reg S	Russia	70,713	685,916
			4,864,444
Food & Staples Retailing 8.8%
[a]DIXY Group OJSC	Russia	413,326	4,914,486
Magnit OJSC	Russia	5,407	1,409,710
[a]Migros Ticaret AS	Turkey	125,000	1,194,437
[c]O'Key Group SA, GDR, Reg S	Luxembourg	50,145	460,582
			7,979,215
Food Products 6.4%
[b]MHP SA, GDR, 144A	Ukraine	76,380	1,145,700
[c]MHP SA, GDR, Reg S	Ukraine	303,950	4,559,250
Pinar Sut Mamulleri Sanayii AS	Turkey	11,580	98,358
			5,803,308
Health Care Technology 1.5%
[a]Synektik SA	Poland	182,668	1,326,427
Hotels, Restaurants & Leisure 1.8%
Fortuna Entertainment Group NV	Czech Republic	128,000	801,497
Olympic Entertainment Group A.S.	Estonia	305,329	819,540
			1,621,037
Internet Software & Services 8.3%
[a,c]Mail.ru Group Ltd., GDR, Reg S	Russia	67,820	2,390,655
[a]Yandex NV, A	Russia	143,500	5,114,340
			7,504,995
IT Services 3.9%
[a]EPAM System Inc.	United States	52,587	2,300,681
[a]Luxoft Holding Inc.	United States	34,048	1,227,771
			3,528,452
Oil, Gas & Consumable Fuels 24.4%
Dragon Oil PLC	Turkmenistan	91,453	960,093
Gazprom OAO, ADR	Russia	426,850	3,719,998
Kuzbasskaya Toplivnaya Kompaniya OAO	Russia	528,050	1,056,942
[d]LUKOIL Holdings, ADR	Russia	26,600	1,588,286
[d]LUKOIL Holdings, ADR (London Stock Exchange)	Russia	45,500	2,716,805
[a]Nostrum Oil & Gas LP	Kazakhstan	186,450	2,392,899
OMV Petrom SA	Romania	15,786,500	2,376,505
Societatea Nationala de Gaze Naturale ROMGAZ SA	Romania	261,177	2,830,546
[b]Societatea Nationala de Gaze Naturale ROMGAZ SA, 144A	Romania	231,000	2,503,498

Quarterly Statement of Investments | See note to Statement of Investments.

Templeton Russia and East European Fund, Inc.
Statement of Investments, June 30, 2014 (unaudited) (continued)
Transgaz SA Medias	Romania	30,499	1,962,269
			22,107,841
Pharmaceuticals 0.0%†
[a,e]OTCPharm	Russia	25,108	40,637
Real Estate Management & Development 3.7%
[c]Etalon Group Ltd., GDR, Reg S	Russia	756,252	3,356,246
Road & Rail 6.1%
[c]Globaltrans Investment PLC, GDR, Reg S	Russia	480,050	5,496,572
Software 1.2%
Asseco Poland SA	Poland	82,813	1,121,682
Specialty Retail 2.1%
M Video OJSC	Russia	155,060	1,231,613
Silvano Fashion Group AS, A	Estonia	247,264	684,004
			1,915,617
Transportation Infrastructure 0.8%
[a,c]Novorossiysk Commercial Sea Port PJSC, GDR, Reg S	Russia	150,404	750,516
Wireless Telecommunication Services 4.4%
[b]KCell JSC, GDR, 144A	Kazakhstan	233,783	3,518,434
Sistema JSFC	Russia	383,100	514,063
			4,032,497
Total Common Stocks (Cost $64,943,892)			86,495,625
Preferred Stocks (Cost $2,000,391) 2.6%
Oil, Gas & Consumable Fuels 2.6%
Bashneft OAO, pfd.	Russia	49,628	2,383,635
Total Investments before Short Term Investments (Cost $66,944,283)			88,879,260
Short Term Investments (Cost $548,831) 0.6%
Money Market Funds 0.6%
[a,f]Institutional Fiduciary Trust Money Market Portfolio	United States	548,831	548,831
Total Investments (Cost $67,493,114) 98.6%			89,428,091
Other Assets, less Liabilities 1.4%			1,253,956
Net Assets 100.0%			$90,682,047

† Rounds to less than 0.1% of net assets.
a Non-income producing.
b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Directors. At
June 30, 2014, the aggregate value of these securities was $8,582,632, representing 9.46% of net assets.
c Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund's Board of Directors. At June 30, 2014, the aggregate value of these securities was $21,878,265, representing 24.13% of net assets.
d At June 30, 2014, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading these securities for a limited or extended period of time due to ownership limits and/or potential possession of material non-public information.
e Security has been deemed illiquid because it may not be able to be sold within seven days.
f The Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.

ABBREVIATIONS
Selected Portfolio

Templeton Russia and East European Fund, Inc.
Statement of Investments, June 30, 2014 (unaudited) (continued)
ADR - American Depositary Receipt
GDR - Global Depositary Receipt

Templeton Russia and East European Fund, Inc.

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Templeton Russia and East European Fund, Inc. (Fund) is registered under the Investment Company Act of 1940, as amended, as a closed end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles.

2. FINANCIAL INSTRUMENT VALUATION

The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share at the close of the New York Stock
Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Directors (the Board), the Fund’s
administrator has responsibility for oversight of valuation, including leading the cross functional Valuation and
Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund's valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of the NYSE close, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the
NYSE close on the day that the value of the security is determined. Over the counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open end mutual funds are valued at the closing net asset value.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily
NYSE close. In addition, trading in certain foreign markets may not take place on every NYSE business day.
Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

Also, when the last day of the reporting period is a non business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

3. INCOME TAXES

At June 30, 2014, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$67,412,478

Unrealized appreciation	$22,839,588
Unrealized depreciation	(823,975)
Net unrealized appreciation (depreciation)	$22,015,613

4. CONCENTRATION OF RISK

Investing in equity securities of Russian companies may include certain risks not typically associated with investing in countries with more developed securities markets, such as political, economic and legal uncertainties, delays in settling portfolio transactions and the risk of loss from Russia's underdeveloped systems of securities registration and transfer.

The United States and other nations have imposed and could impose additional sanctions on certain issuers in
Russia due to regional conflicts. These sanctions could result in the devaluation of Russia’s currency, a downgrade in Russian issuers’ credit ratings, or a decline in the value and liquidity of Russian stocks or other securities. The
Fund may be prohibited from investing in securities issued by companies subject to such sanctions. In addition, if the Fund holds the securities of an issuer that is subject to such sanctions, an immediate freeze of that insurer’s securities could result, impairing the ability of the Fund to buy, sell, receive or deliver those securities. At June 30,
2014, the Fund had 56.7% of its net assets invested in Russia.

5. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

®	Level 1 – quoted prices in active markets for identical financial instruments
®	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
®	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of June 30, 2014, in valuing the Fund’s assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Equity Investments:[a]
Banks	$11,338,178	$1,415,000	$-	$12,753,178
Oil, Gas & Consumable Fuels	19,183,192	5,308,284	-	24,491,476
Pharmaceuticals	-	-	40,637	40,637
Other Equity Investments[b]	51,593,969	-	-	51,593,969
Short Term Investments	548,831	-	-	548,831
Total Investments in Securities	$82,664,170	$6,723,284	$40,637	$89,428,091

[a]Includes common and preferred stocks.
[b]For detailed categories, see the accompanying Statement of Investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period.

6. NEW ACCOUNTING PRONOUNCEMENTS

In June 2014, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2014 11,
Transfers and Servicing (Topic 860), Repurchase to Maturity Transactions, Repurchase Financings, and Disclosures.
The ASU changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase to maturity and similar transactions.  The ASU is effective for interim and annual reporting periods beginning after December 15, 2014. Management is currently evaluating the impact, if any, of applying this provision.

7. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Russia and East European Fund, Inc.

By    /s/LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer –

Finance and Administration

Date: August 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By    /s/LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer –

Finance and Administration

Date: August 27, 2014

By    /s/Mark H. Otani

      Mark H. Otani

Chief Financial Officer and

Chief Accounting Officer

Date: August 27, 2014